SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Apr. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of cash balances by geographic area

Country:	April 30, 2022		October 31, 2021
China	$29,014,776	100.0%	$29,966,611	99.8%
Hong Kong	592	0.0%	635	0.0%
United States	—	—	57,126	0.2%
Total cash	$29,015,368	100.0%	$30,024,372	100.0%

Summary of estimated useful life of property and equipment

Estimated Useful Life
Office equipment and furniture	3 - 5 Years

Summary of securities excluded from diluted per share

	Six Months Ended April 30,
	2022	2021
Stock warrants	3,545,000	270,000
Potentially dilutive securities	3,545,000	270,000